Contingencies, commitments and restrictions on the distribution of profits (Tables)	12 Months Ended
Dec. 31, 2022
Contingencies, commitments and restrictions on the distribution of profits
Schedule of commitments

				Current
		Number of	Concession Start	Concession
Country	Concession	Airports	Date	End Date	Extension Details
Argentina	AA2000	35[1]	1998	2038
	ANSA	1	2001	2026[3]
	BBL	1	2008	2033	10 years
Italy	TA (SAT)	1	2006 (2014)	2048
	TA (ADF)	1	2003 (2014)	2045
Brazil	ICASGA	1	2012	2040	5 years
	ICAB	1	2012	2037	5 years
Uruguay	PDS	7	2003	2053[4]
	CAISA	1	1993 (2008) (2019)	2033
Ecuador	TAGSA	1	2004	2031[2]
	ECOGAL	1	2011	2026
Armenia	AIA	2	2002	2032	Option to renew every 5 years
Total		53

1.	Includes Termas de Rio Hondo Airport, which pursuant to ORSNA’s Resolution No. 27/2021 has also been incorporated into the AA2000 Concession Agreement.
2.	In 2021, the Group obtained two-years extension.
3.	In 2021,the Group obtained five-years extension.
4.	In 2021, the Group obtained twenty-year extension and the concession of six new regional airports, of which PDS is taking control between 2022 and 2025.

Schedule of equity Luxembourg laws and regulations

	At December 31,
	2022	2021	2020
Share capital	163,223	163,223	163,223
Share premium	183,430	183,430	183,430
Reserve for own shares	4,600	4,772	6,145
Legal reserve	1,081	1,081	176
Free distributable reserves	378,910	378,910	378,910
Non-distributable reserves	1,353,428	1,353,255	1,351,883
Retained earnings	(34,372)	(86,279)	(60,392)
Total equity in accordance with Luxembourg law	2,050,300	1,998,392	2,023,375